UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-8906

                              THE LAKE FOREST FUNDS
               (Exact name of registrant as specified in charter)

                                11095 Beach Road
                              Sister Bay, WI 54234
               (Address of principal executive offices) (Zip code)

                                   Arthur Don
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                                   Suite 4400
                             Chicago, Illinois 60603
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 592-7722

                      Date of fiscal year end: FEBRUARY 28
                    Date of reporting period: AUGUST 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30e-1)




LAKE FOREST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2003 (UNAUDITED)

COMMON STOCKS - 99.09%                                       SHARES      VALUE

AIRCRAFT - 0.27%
Northrop Grumman Corp.                                         172    $   16,423
                                                                      ----------

BEVERAGES - 8.36%
PepsiCo, Inc.                                               11,200       498,848
                                                                      ----------

CHEMICAL & ALLIED PRODUCTS - 1.31%
Dow Chemical Co.                                             2,255        77,865
                                                                      ----------

COMPUTER COMMUNICATION EQUIPMENT - 10.59%
Cisco Systems, Inc. (a)                                     33,000       631,950
                                                                      ----------

COMPUTERS & OFFICE EQUIPMENT - 2.37%
Hewlett-Packard Co.                                          3,795        75,596
International Business Machines Corp.                          800        65,608
                                                                      ----------
                                                                         141,204
                                                                      ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
   (NO COMPUTER EQUIPMENT) - 7.44%
General Electric Co.                                        15,000       443,550
                                                                      ----------

FINANCE SERVICES - 0.82%
Morgan Stanley Dean Witter & Co.                             1,000        48,790
                                                                      ----------

GRAIN MILL PRODUCTS - 1.87%
General Mills, Inc.                                          2,400       111,264
                                                                      ----------

GUIDED MISSILES & SPACE VEHICLES & PARTS - 4.29%
Lockheed Martin Corp.                                        5,000       256,150
                                                                      ----------

MOTOR VEHICLES & PASSENGER CAR BODIES - 0.69%
General Motors Corp.                                         1,000        41,100
                                                                      ----------

NATIONAL COMMERCIAL BANKS - 7.57%
Mellon Financial Corp.                                      14,400       451,440
                                                                      ----------

PETROLEUM REFINING - 7.09%
BP Amoco Plc. (c)                                            5,292       220,782
ChevronTexaco Corp.                                          2,772       201,996
                                                                      ----------
                                                                         422,778
                                                                      ----------

PHARMACEUTICAL PREPARATIONS - 16.60%
Eli Lilly and Co.                                            5,000       332,650
Johnson & Johnson                                            6,000       297,480
Pfizer, Inc.                                                 6,300       188,496
Wyeth                                                        4,000       171,400
                                                                      ----------
                                                                         990,026
                                                                      ----------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




                                      -2-



LAKE FOREST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
AUGUST 31, 2003 (UNAUDITED)

COMMON STOCKS - 99.09% - CONTINUED                          SHARES         VALUE

PLASTIC MAIL, SYNTH RESIN/RUBBER,
   CELLULOS (NO GLASS) - 1.50%
DuPont (EI) de NeMours & Co.                                 2,000        89,480
                                                                      ----------

SECURITY BROKERS, DEALERS & Flotation
   Companies - 1.48%
Goldman Sachs Group, Inc.                                    1,000        88,490
                                                                      ----------

SEMICONDUCTORS & RELATED DEVICES - 6.80%
Intel Corp.                                                 12,000       343,440
Texas Instruments, Inc.                                      2,600        62,010
                                                                      ----------
                                                                         405,450
                                                                      ----------

SERVICES - PREPACKAGED SOFTWARE - 5.34%
Microsoft Corp.                                             12,000       318,240
                                                                      ----------

SOAP, DETERGENT, CLEANING PREPARATIONS,
   PERFUMES, COSMETICS - 8.78%
Procter & Gamble Inc.                                        6,000       523,740
                                                                      ----------

STATE COMMERCIAL BANK - 5.92%
Bank of New York, Inc.                                      12,000       353,040
                                                                      ----------

TOTAL COMMON STOCKS (Cost $4,843,662)                                  5,909,828
                                                                      ----------

MONEY MARKET SECURITIES - 0.83%
First American Treasury Obligation
   Fund Class S, 0.30%, (Cost $49,189) (b)                  49,189        49,189
                                                                      ----------

TOTAL INVESTMENTS (COST $4,892,851) - 99.92%                          $5,959,017
                                                                      ----------

OTHER ASSETS LESS LIABILITIES - 0.08%                                      4,876
                                                                      ----------

TOTAL NET ASSETS - 100.00%                                            $5,963,893
                                                                      ==========

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2003.
(c) American Depository Receipts.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -3-


LAKE FOREST MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2003 (UNAUDITED)
                                                           PRINCIPAL
                                                             AMOUNT        VALUE
GOVERNMENT SECURITIES - 100.04%
Federal Home Loan Bank Discount Note, 0.00%, 9/2/2003     6,422,000    $ 6,421,992

TOTAL GOVERNMENT SECURITIES

MONEY MARKET - 0.01%
First American Treasury Obligation Fund -
  Class S, 0.30% (Cost $333) (a)                                333            333
                                                                       -----------

TOTAL INVESTMENTS (Cost $6,669,047) - 100.05%                          $ 6,422,325
                                                                       -----------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%                             (3,240)
                                                                       -----------

TOTAL NET ASSETS - 100.00%                                             $ 6,419,085
                                                                       ===========


(a) Variable rate security; the coupon rate shown represents the rate at August 31, 2003.











SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




                                LAKE FOREST FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                           AUGUST 31, 2003 (Unaudited)


                                                               CORE           MONEY
                                                              EQUITY          MARKET
                                                            -----------    -----------

ASSETS
Investments in securities, at value                         $ 5,959,017    $ 6,422,324
   (cost $4,892,851 and $6,422,324,
   respectively) [Note 2]
Dividends receivable                                             11,070           --
Receivable for fund shares sold                                    --            3,625
                                                            -----------    -----------
     TOTAL ASSETS                                             5,970,087      6,425,949
                                                            -----------    -----------

LIABILITIES
Accrued advisory fees [Note 3]                                    6,194          4,553
Payable for fund shares purchased                                  --            2,250
Other payables and accrued expenses                                --               61
                                                            -----------    -----------
     TOTAL LIABILITIES                                            6,194          6,864
                                                            -----------    -----------

NET ASSETS                                                  $ 5,963,893    $ 6,419,085
                                                            ===========    ===========

NET ASSETS CONSIST OF:
Paid in capital                                               7,283,484      6,421,854
Accumulated net investment income (loss)                         49,342         (2,769)
Accumulated net realized gain (loss) on investments          (2,435,099)          --
Net unrealized appreciation (depreciation) on investments     1,066,166           --

Net Assets:
Applicable to 289,676 and 6,436,943
   shares outstanding, respectively                         $ 5,963,893    $ 6,419,085
                                                            ===========    ===========


NET ASSET VALUE AND OFFERING
   PRICE PER SHARE                                          $     20.59    $      1.00
                                                            ===========    ===========

REDEMPTION PRICE PER SHARE (a)                              $     20.49    $      0.99
                                                            ===========    ===========



(a) The redemption price per share reflects a redemption fee of 0.50% on shares redeemed within 90 days of purchase.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





                                LAKE FOREST FUNDS
                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED AUGUST 31, 2003

                                                                      CORE            MONEY
                                                                     EQUITY           MARKET
                                                                   -----------    -----------

INVESTMENT INCOME
Dividend income                                                    $    47,460    $      --
Interest income                                                            259         36,050
                                                                   -----------    -----------
  TOTAL INCOME                                                          47,719         36,050
                                                                   -----------    -----------

EXPENSES
Investment advisor fee                                                  35,338         16,493
Miscellaneous expenses                                                    --            2,769
                                                                   -----------    -----------
  TOTAL EXPENSES                                                        35,338         19,262
Reimbursed expenses                                                       --           (5,494)
                                                                   -----------    -----------
Total operating expenses                                                35,338         13,768
                                                                   -----------    -----------
NET INVESTMENT INCOME (LOSS)                                            12,381         22,282
                                                                   -----------    -----------


REALIZED & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                      (58,001)          --
Change in net unrealized appreciation (depreciation)
   on investment securities                                          1,062,874           --
                                                                   -----------    -----------
Net realized and unrealized gain (loss) on investment securities     1,004,873           --
                                                                   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $ 1,017,254    $    22,282
                                                                   ===========    ===========





SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.






                          LAKE FOREST CORE EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                      SIX MONTHS ENDED       YEAR
                                                       AUG. 31, 2003        ENDED
INCREASE (DECREASE) IN NET ASSETS                       (UNAUDITED)      FEB. 28, 2003
                                                      ---------------- -------------------
OPERATIONS
  Net investment income (loss)                              12,381    $     36,961
  Net realized gain (loss) on
    investment securities                                  (58,001)     (2,310,266)
  Change in net unrealized appreciation
    (depreciation)                                       1,062,874        (226,841)
                                                      ------------    ------------
  Net increase (decrease) in net assets
    resulting from operations                            1,017,254      (2,500,146)
                                                      ------------    ------------
DISTRIBUTIONS
  From net investment income                                  --           (12,111)
  From net realized gain                                      --              --
                                                      ------------    ------------
  Total distributions                                         --           (12,111)
                                                      ------------    ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                 91,573         288,989
  Reinvestment of distributions                               --            11,977
  Amount paid for shares repurchased                      (202,772)     (3,043,836)
                                                      ------------    ------------
  Net increase (decrease) in net assets
    resulting from share transactions                     (111,199)     (2,742,870)
                                                      ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    906,055      (5,255,127)
                                                      ------------    ------------

NET ASSETS
  Beginning of period                                    5,057,838      10,312,965
                                                      ------------    ------------
  End of period [including accumulated
    undistributed net investment income
    (loss) of  $49,342 and $36,961, respectively]     $  5,963,893    $  5,057,838
                                                      ============    ============

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                4,967          14,145
  Shares issued in reinvestment of distributions              --               649
  Shares repurchased                                       (10,714)       (154,554)
                                                      ------------    ------------

  Net increase (decrease) from capital transactions          4,967        (139,760)
                                                      ============    ============






SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.









                          LAKE FOREST MONEY MARKET FUND
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                SIX MONTHS ENDED
                                                                 AUG. 31, 2003       YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                 (UNAUDITED)       FEB. 28, 2003
                                                                ----------------   --------------
OPERATIONS
  Net investment income (loss)                                      $    22,282    $    77,187
  Net realized gain (loss) on investment securities                        --             --
  Change in net unrealized appreciation (depreciation)                     --             --
                                                                    -----------    -----------
  Net increase (decrease) in net assets resulting from operations        22,282         77,187
                                                                    -----------    -----------
DISTRIBUTIONS
  From net investment income                                            (25,051)       (77,187)
  From net realized gain                                                   --          (10,089)
                                                                    -----------    -----------
  Total distributions                                                    22,282        (87,276)
                                                                    -----------    -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                             490,465      2,842,713
  Reinvestment of distributions                                          24,023         83,202
  Amount paid for shares repurchased                                   (759,056)    (3,445,320)
                                                                    -----------    -----------
  Net increase (decrease) in net assets resulting
     from share transactions                                            512,747       (519,405)
                                                                    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 557,311       (529,494)
                                                                    -----------    -----------

NET ASSETS
  Beginning of period                                                 6,666,422      7,195,916
                                                                    -----------    -----------
  End of period [including accumulated net
    investment income (loss) of  ($2,769) and $0, respectively]     $ 7,223,733    $ 6,666,422
                                                                    ===========    ===========

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                           490,465      2,847,713
  Shares issued in reinvestment of distributions                         24,023         83,202
  Shares repurchased                                                   (759,056)    (3,445,320)
                                                                    -----------    -----------

  Net increase (decrease) from capital transactions                     490,465       (514,405)
                                                                    ===========    ===========



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





                          LAKE FOREST CORE EQUITY FUND
                              FINANCIAL HIGHLIGHTS

                                    SIX MONTHS ENDED      YEAR            YEAR       YEAR            YEAR            YEAR
                                     AUG. 31, 2003        ENDED           ENDED      ENDED          ENDED           ENDED
                                      (UNAUDITED)      (A)FEB. 28,      FEB. 28,    FEB. 28,       FEB. 29,        FEB. 28,
                                                          2003            2002        2001           2000           1999
                                      --------------  --------------- ----------   ---------     -----------     ----------

SELECTED PER SHARE DATA
Net asset value,
  beginning of period                 $   17.12       $   23.70     $    26.86     $    31.66     $    29.23     $    25.89
                                      ---------       ---------     ----------     ----------     ----------     ----------
Income from investment
  operations
    Net investment income (loss)           0.04            0.10          (0.08)          0.02           0.18           0.22
    Net realized and unrealized
      gain (loss)                          3.43           (6.64)         (3.08)         (4.40)          2.58           3.40
                                      ---------       ---------     ----------     ----------     ----------     ----------
Total from investment operations           3.47           (6.54)         (3.16)         (4.38)          2.76           3.62
                                      ---------       ---------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income               0.00           (0.04)          0.00          (0.21)         (0.18)         (0.27)
  From net realized gain                   0.00            0.00           0.00          (0.21)         (0.15)          0.00
  From return of capital                   0.00            0.00           0.00           0.00           0.00          (0.01)
                                      ---------       ---------     ----------     ----------     ----------     ----------
Total distributions                        0.00           (0.04)          0.00          (0.42)         (0.33)         (0.28)
                                      ---------       ---------     ----------     ----------     ----------     ----------

Net asset value, end of period        $   20.59       $   17.12     $    23.70     $    26.86     $    31.66     $    29.23
                                      =========       =========     ==========     ==========     ==========     ==========

TOTAL RETURN                              20.27%(b)      (27.62)%       (11.76)%       (14.02)%         9.33%        (14.03)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)       $   5,964       $   5,058     $   10,313     $   12,522     $   15,983     $   11,425
Ratio of expenses to average
  net assets                               1.25%(c)        1.25%          1.87%          1.25%          1.25%          1.25%
Ratio of net investment
   income to average
   net assets                              0.44%(c)        0.49%          0.33%          0.07%          0.58%          0.81%
Portfolio turnover rate                    0.00%           0.73%          0.32%         19.65%          3.71%          0.00%


(a)  For the period March 1, 2003 to August 31, 2003.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





                          LAKE FOREST MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED        YEAR          YEAR       YEAR           YEAR           YEAR
                                  AUG. 31, 2003        ENDED         ENDED       ENDED          ENDED          ENDED
                                   (UNAUDITED)      (A)FEB. 28,     FEB. 28,    FEB. 28,       FEB. 29,       FEB. 28,
                                                       2003          2002         2001           2000          1999
                                    ---------        ---------     ---------     ---------     ---------     ----------

SELECTED PER SHARE DATA
Net asset value,
  beginning of period               $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $     1.00
                                    ---------        ---------     ---------     ---------     ---------     ----------
Income from investment operations
  Net investment income (loss)           0.01             0.01          0.03          0.06          0.05           0.05
  Net realized and unrealized
    gain (loss)                          0.00             0.00          0.00          0.00          0.00           0.00
                                    ---------        ---------     ---------     ---------     ---------     ----------
Total from investment operations         0.01             0.01          0.03          0.06          0.05           0.05
                                    ---------        ---------     ---------     ---------     ---------     ----------
LESS DISTRIBUTIONS TO
    SHAREHOLDERS:
  From net investment income            (0.01)           (0.01)        (0.03)        (0.06)        (0.05)         (0.05)
  From net realized gain                 0.00             0.00          0.00          0.00          0.00           0.00
                                    ---------        ---------     ---------     ---------     ---------     ----------
Total distributions                     (0.01)           (0.01)        (0.03)        (0.06)        (0.05)         (0.05)
                                    ---------        ---------     ---------     ---------     ---------     ----------

Net asset value,
   end of period                    $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $     1.00
                                    =========        =========     =========     =========     =========     ==========

TOTAL RETURN                             0.38%(b)         1.26%         2.91%         6.23%         5.08%          5.10%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)     $   6,419        $   6,666     $   7,196     $   8,588     $   9,708     $   11,469
Ratio of expenses to average
   net assets                            0.42%(c)         0.50%         0.50%         0.50%         0.50%          0.50%
Ratio of expenses to average
   net assets before waiver
   & reimbursement                       0.58%(c)         0.25%         0.25%         0.20%         0.13%          0.13%
Ratio of net investment
   income to average net assets          0.67%(c)         1.02%         2.74%         5.73%         4.59%          4.67%
Ratio of net investment income to
   average net assets before
   waiver & reimbursement                0.51%(c)         1.27%         2.99%         6.03%         4.97%          5.04%




(a)  For the period March 1, 2003 to August 31, 2003.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                LAKE FOREST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2003

NOTE 1.  ORGANIZATION

The Lake Forest Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated November 23, 1994 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of two series have been authorized, which constitute the interest in Lake Forest Core Equity Fund (the "Equity Fund") and Lake Forest Money Market Fund (the "Money Market Fund"). The investment objective of the Equity Fund is to provide long-term capital appreciation together with current income. The investment objective of the Money Market Fund is to provide the highest level of current income consistent with liquidity and security of principal. The investment Adviser to each Fund is Boberski & Company (the "Adviser").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by a pricing committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotation, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by a pricing committee, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued (except for the Money Market Fund) by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES - Each Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. The Equity Fund intends to declare and pay dividends on a quarterly basis, and the Money Market Fund intends to declare daily and pay monthly. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore, no provision for income taxes is required.

OTHER - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                LAKE FOREST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2003 - CONTINUED

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AGREEMENT

The Trust has an investment advisory agreement with Boberski & Company. Irving
V. Boberski is the controlling shareholder and an officer of the Adviser and is also an officer and trustee of the Trust. Under the terms of the management agreement, the Adviser manages the Funds' investments subject to the supervision of the Board of Trustees and pays all of the operating expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. The Funds are responsible for payment of expenses incurred in connection with the organization and initial registration of their shares. As compensation for its management services and agreement to pay the Funds' expenses, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Equity Fund and 0.50% of the average daily net assets of the Money Market Fund. The Adviser pays all of the Fund's operating expenses except the management fee, interest, taxes, brokerage commissions and extraordinary expenses.

The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the six months ended August 31, 2003, the Adviser has received a fee of $35,338 from the Equity Fund and $16,493 from the Money Market Fund. For the six months ended August 31, 2003 the Adviser waived fees of $5,494 for the Money Market Fund.

NOTE 4.  CAPITAL SHARE TRANSACTIONS

As of August 31, 2003 there was an unlimited number of no par value shares of capital stock for each fund. Paid in capital at August 31, 2003 were $7,283,484 and $6,421,854, respectively, for the Equity Fund and the Money Market Fund.

Transactions in capital stock were as follows:

                                CORE EQUITY FUND            CORE EQUITY FUND

                                Six months ended             Year ended
                                 August 31, 2003           February 28, 2003

                                Shares       Dollars        Shares      Dollars
                                ------       -------        ------      -------

Shares sold                      4,967      $ 91,572        14,145    $ 288,989
Shares issued in
  reinvestment of diviends         -             -             649       11,977
Shares redeemed                 10,714       202,772      (154,554)  (3,043,836)
                                -----------------------------------------------
                                15,681     $ 294,344      (139,760)  (2,742,870)
                                ===============================================


                                                             CONTINUED NEXT PAGE

                                LAKE FOREST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2003 - CONTINUED


NOTE 4.  CAPITAL SHARE TRANSACTIONS - CONTINUED

                                  MONEY MARKET                MONEY MARKET

                                 Six months ended             Year ended
                                 August 31, 2003            February 28, 2003

                                Shares      Dollars        Shares       Dollars
                                ------      -------        ------       -------

Shares sold                  $ 490,465    $ 490,465     2,847,713    $2,847,713
Shares issued in
  reinvestment of dividends     24,023       24,023        83,202        83,202
Shares redeemed               (759,056)    (759,056)   (3,445,320)   (3,445,320)
                             --------------------------------------------------
                              (244,568)  $ (244,568)     (514,405)   $ (514,405)
                             ==================================================


NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS

For the six months ended August 31, 2003 the Core Equity Fund made no distributions from net investment income, and no distributions from capital gains. For the six months ended August 31, 2003 the Money Market Fund made monthly distributions totaling $0.0038, aggregating $25,051 from net investment income.

NOTE 6.  INVESTMENT TRANSACTIONS

Purchases and sales, excluding short-term securities, for the six months ended August 31, 2003 aggregated $0 and $135,359, respectively for the Equity Fund.

PROXY VOTING POLICY

The policy of Lake Forest Funds is to vote proxies consistent with the recommendations of portfolio company managements. In the event that management recommendations appear inconsistent with shareholder interests, the shares are sold.

A copy of the complete proxy voting policy for the Funds is available without charge, upon request, by calling 800-592-7722, by logging on to our web site at WWW.LAKEFORESTFUNDS.COM or by logging on to the SEC's web site at WWW.SEC.GOV.

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) the audit committee financial expert is independent: Gary Patyk.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEMS 5-6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)(1) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lake Forest Funds

By:        /S/ IRVING V. BOBERSKI
    -------------------------------------------------
           Irving V. Boberski
           President and Principal Executive Officer

Date:      10/31/03
      -----------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /S/ IRVING V. BOBERSKI
    ----------------------------------------------------
           Irving V. Boberski
           President, Principal Executive Officer, Chief Financial Officer and Principal Financial Officer

Date:      10/31/03
      --------------------------------------------------